Earnings Per Share	12 Months Ended
Sep. 30, 2013
Earnings Per Share [Abstract]
Earnings Per Share

2. EARNINGS PER SHARE

Shares acquired by the ESOP are not considered in the basic average shares outstanding until the shares are committed for allocation or vested to an employee’s individual account.  Unvested shares awarded pursuant to the Company’s restricted stock benefit plans are treated as participating securities in the computation of EPS pursuant to the two-class method as they contain nonforfeitable rights to dividends.  The two-class method is an earnings allocation that determines EPS for each class of common stock and participating security.

	2013	2012	2011
	(Dollars in thousands, except per share amounts)
Net income	$69,340	$74,513	$38,403
Income allocated to participating securities	(205)	(69)	--
Net income available to common stockholders	$69,135	$74,444	$38,403

Average common shares outstanding	144,638,458	157,704,473	162,432,315
Average committed ESOP shares outstanding	208,698	208,505	192,959
Total basic average common shares outstanding	144,847,156	157,912,978	162,625,274

Effect of dilutive restricted stock	--	--	2,747
Effect of dilutive stock options	853	3,422	4,644

Total diluted average common shares outstanding	144,848,009	157,916,400	162,632,665

Net EPS:
Basic	$0.48	$0.47	$0.24
Diluted	$0.48	$0.47	$0.24

Antidilutive stock options and restricted stock,
excluded from the diluted average common shares
outstanding calculation	2,430,629	1,308,925	898,415